Label		Element	Value
Hotchkis & Wiley Global Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Hotchkis & Wiley Global Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class R Shares” beginning on page 39 of the Prospectus and “Purchase of Shares” beginning on page 41 in the Funds’ Statement of Additional Information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first year.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging markets.  Under normal circumstances, the Fund will invest at least 40% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies located outside of the U.S.  The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to:  its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.  The Fund will allocate its assets among various regions and countries (but in no less than three different countries).  From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country.  The Fund invests in companies of any size market capitalization.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”).  Investments in ETFs based on foreign market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.

The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.  The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies. Investments in small and mid-cap companies may involve more risk than investing in larger more established companies.  Small and mid-cap companies may have limited product lines or markets.  They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Financial Sector Risk.  The Fund currently invests a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments, although the Fund has no current intention to focus on a specific geographic region.

Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

ADR and GDR Risk.  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.  The bar chart shows the changes in the Fund’s performance from year to year for Class I shares (the class with the longest period of annual returns).  However, the Fund’s Class A and Class C shares are subject to sales loads.  Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than that shown.  The table, which includes all applicable fees and sales charges, shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Performance for Class C shares is not included as Class C shares have yet to commence operations. Updated performance is available on the Fund’s website at http://www.hwcm.com/literature or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund’s Class I and Class A shares are December 31, 2012, and August 30, 2013, respectively.  Performance figures prior to the inception date of Class A shares are based on the historical performance of the original share class (Class I) of the Fund adjusted to reflect the higher operating expenses of Class A shares and the sales charge of Class A shares.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://www.hwcm.com/literature
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than that shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.20% (quarter ended March 31, 2013) and the lowest return for a calendar quarter was -3.53% (quarter ended September 30, 2014). The year-to-date return as of June 30, 2015 was 1.71%.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.71%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns(for the periods ended December 31, 2014)
Hotchkis & Wiley Global Value Fund | Russell Developed Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Russell Developed Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	5.27%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	16.25%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Hotchkis & Wiley Global Value Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	3.54%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.34%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(3.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,020
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,940
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	4,293
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,020
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,940
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,293
Annual Return 2013		rr_AnnualReturn2013	35.61%
Annual Return 2014		rr_AnnualReturn2014	2.87%
Label		rr_AverageAnnualReturnLabel	Return Before Taxes - Class I
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.87%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	18.11%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Hotchkis & Wiley Global Value Fund | Class I | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions - Class I
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.63%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	15.27%
Hotchkis & Wiley Global Value Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares - Class I
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.11%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.42%
Hotchkis & Wiley Global Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	[2]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	3.72%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.77%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(3.42%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.35%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis & Wiley Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	655
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,594
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,538
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	4,915
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	655
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,594
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	2,538
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,915
Label		rr_AverageAnnualReturnLabel	Return Before Taxes - Class A
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(2.83%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	14.67%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Hotchkis & Wiley Global Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	3.54%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	5.34%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(3.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,308
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,396
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	4,940
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	1,308
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	2,396
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,940

[1]	Hotchkis & Wiley Capital Management, LLC (the "Advisor") has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I - 1.10%, Class A - 1.35%, Class C - 2.10%. Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days' prior notice to the Fund's shareholders.
[2]	You may be charged a deferred sales charge of up to 0.75% if you do not pay an initial sales charge and invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.